10. COMMON STOCK (Details 2) (USD $)	3 Months Ended		9 Months Ended		206 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Stock-based compensation
Exploration	$ 640	$ 61,426	$ 267,452	$ 108,847	$ 4,074,853
General and administration	9,595	131,538	933,270	767,163	18,671,751
Total Stock-based compensation	$ 10,235	$ 192,964	$ 1,200,722	$ 876,010	$ 22,746,604